FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2025
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 7 - FINANCIAL INSTRUMENTS:

a.	The Company’s derivative financial liability, represented by warrants, is measured at fair value and classified as level 3. Fair value adjustments are recognized in profit or loss as financial income or expenses. The following table presents the change in this level 3 derivative liability for the six months ended June 30, 2025, and June 30, 2024:

	Derivative financial instruments
	Six Months Ended June 30,
	2025	2024

	U.S. dollars in thousands
Balance at beginning of the period	1,421	741
Initial recognition of financial liability	—	9,860
Initial recognition of unrecognized day 1 loss		(952)
Exercise of financial liability	(141)	—
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	(1,269)	(7,108)
Balance at end of the period	11	2,541

The fair value of the warrants is computed using the Black-Scholes model. As of June 30, 2025, it is based on the ADS price on that date and the following key parameters: risk-free interest rate of 3.70%- 3.71% and volatility of 138.97%-149.56%. As of June 30, 2024, it is based on the ADS price on that date and the following key parameters: risk-free interest rate of 4.35%-4.48% and volatility of 120.5%-133.6%.

b. The carrying amount of cash equivalents, bank deposits, restricted cash, receivables, account payables and accrued expenses approximate their fair value mainly due to their short-term characteristics.